PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.1%
Asset-Backed Securities 13.9%
Automobiles 0.7%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		812	$825,113
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		700	702,101
Series 2023-02A, Class C, 144A	6.180	10/20/27		500	501,141
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,000	1,044,310

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		613	612,897
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,222,957
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		185	186,889
Series 2021-02, Class F, 144A	4.393	12/26/28		565	564,428
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		62	63,797
Series 2023-B, Class G, 144A	17.128	12/15/33		801	814,858

Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	599,248
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	977,904
					8,115,643
Collateralized Loan Obligations 12.4%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.629(c)	10/20/34		7,500	7,528,985
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.434(c)	04/15/30	EUR	4,450	4,704,799
Battalion CLO Ltd. (Cayman Islands), Series 2020-18A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.668(c)	10/15/36		3,000	2,994,002
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.384(c)	04/15/36	EUR	5,900	6,286,851
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.131(c)	03/15/32	EUR	8,250	8,722,352
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	8,880,452

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland), Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	270	$279,425
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.629(c)	10/20/34		4,500	4,505,910
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.934(c)	10/15/34	EUR	9,000	9,543,260
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.504(c)	10/20/29		750	750,582
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.879(c)	07/15/32	EUR	8,050	8,520,100
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	0.000(c)	01/20/38		5,150	5,150,000
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	6.433(c)	02/20/31		250	250,498
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.668(c)	10/15/34		10,000	10,025,918
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.618(c)	10/15/34		15,000	15,004,731
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456(c)	10/15/37		5,500	5,518,733
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.629(c)	10/20/34		8,700	8,706,897
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,242,570
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	9,257,876

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.566%(c)	10/29/34		6,000	$6,015,136
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.819(c)	01/20/37	EUR	9,500	10,039,125
					140,928,202
Consumer Loans 0.3%
Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	918,372
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,703,756
					3,622,128
Other 0.5%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		440	444,547
Series 2024-01GS, Class A, 144A	6.250	06/20/57		866	865,610

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,697,100
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.338(c)	12/25/27		2,000	2,008,936
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		774	792,935
					5,809,128
Residential Mortgage-Backed Securities 0.0%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.005(c)	11/25/60	EUR	101	102,246
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.495(c)	03/15/26	EUR	245	198,892
					301,138

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48	463	$127,245

Total Asset-Backed Securities (cost $167,405,715)				158,903,484
Commercial Mortgage-Backed Securities 5.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	4,900	3,847,426
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	5,000	3,825,945
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	74,519
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56	11,949	1,272,500
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56	10,349	1,206,254
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	213,478
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	215,245
Series 2019-C04, Class XB, IO	1.257(cc)	08/15/52	43,170	1,974,224

Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57	13,473	1,415,151
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.198(c)	07/15/41	1,700	1,699,999
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.298(c)	08/15/26	1,297	1,298,695

BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	3.003(cc)	05/15/57	16,130	1,567,031
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	2,240	2,264,362
BPR Trust, Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38	3,800	3,907,299
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	621,346
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,900	56,826
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	6.605(c)	05/15/35	75	74,016
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.905(c)	05/15/35	263	259,334

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935%(cc)	12/10/36	250	$223,898
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.460(cc)	03/25/26	1,011	14,368
Series K066, Class X1, IO	0.880(cc)	06/25/27	7,093	106,428
Series K103, Class X1, IO	0.756(cc)	11/25/29	148,654	3,948,423

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.274(c)	10/15/36	3,090	3,082,507
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	5,368,000
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	3,438,750

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.324(c)	04/15/38	2,188	2,186,632
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.223(c)	03/15/36	772	734,401
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.473(c)	03/15/36	400	378,905

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	1,980,245
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.640(c)	11/15/41	2,790	2,790,000
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.224(c)	05/15/31	11,200	10,704,247
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.900(c)	10/15/41	700	699,715
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.549(c)	10/15/41	1,100	1,099,514

Total Commercial Mortgage-Backed Securities (cost $75,205,618)				62,549,683

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 39.5%
Advertising 0.1%
CMG Media Corp., Sec’d. Notes, 144A	8.875%	06/18/29	1,433	$987,663
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	984,325
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,017,968
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,746,728
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3,709	3,713,636

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30	1,865	1,972,517
				10,435,174
Agriculture 0.0%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	100	93,126
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,925	1,912,969
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,607,395
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	701,312
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	360	316,542
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	837,936
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	384,539
				5,760,693
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(a)	3.250	02/12/32	875	746,934
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	511,089

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Co., Sr. Unsec’d. Notes	5.150%	04/01/38	1,250	$1,189,454
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,266,034
				3,713,511
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	850	837,250
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	144	142,994
Gtd. Notes	6.500	04/01/27	950	950,636

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	126	125,528
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	3,015	2,999,120
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	909,457
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	205,513
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,025	1,922,350
				8,092,848
Banks 7.6%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,237,336
Bangkok Bank PCL (Thailand), Sub. Notes, 144A(a)	3.466(ff)	09/23/36	1,185	1,033,593
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,514,522
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,407,914
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,242,141
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	932,444
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,516,185
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	2,981,840

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A, MTN	3.052%(ff)	01/13/31	2,020	$1,823,636
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	402,382
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,277,196
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	591,449
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,198,059

Discover Bank, Sr. Unsec’d. Notes(a)	2.700	02/06/30	3,275	2,921,841
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	163,020
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,354,023
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	256,813
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,021,672

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	617,737
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,056,077
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,481,950

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,425,029
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,673,062
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,419,447
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,972,816
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	545	464,682
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,225,126
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	230	232,181

Truist Financial Corp., Jr. Sub. Notes, Series N	6.669(ff)	03/01/25(oo)	710	707,120
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,459,157

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950%	10/17/22(d)	2,240	$112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,405,409
				86,127,859
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	1,500	1,428,686
Building Materials 0.7%
Cemex SAB de CV (Mexico),
Gtd. Notes(a)	5.200	09/17/30	583	570,793
Gtd. Notes(a)	5.450	11/19/29	1,917	1,908,014

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	150	126,225
Griffon Corp., Gtd. Notes	5.750	03/01/28	515	508,610
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	500	480,339
Sisecam UK PLC (Turkey), Gtd. Notes, 144A	8.250	05/02/29	2,140	2,178,113
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,111,552
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	600	558,415
				8,442,061
Chemicals 0.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	575	501,143
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	212	198,551
Gtd. Notes, 144A	4.500	01/31/30	262	227,678
Gtd. Notes, 144A	8.500	01/12/31	3,773	3,918,025
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	200	174,188

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCP SA (Morocco), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		3,331	$3,446,286

Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	4.375	09/18/26		730	702,625
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		786	792,530
					9,961,026
Commercial Services 0.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		728	716,453
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,592,899
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	640,900
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	394,800

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		385	365,195
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		1,000	955,943
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	211,393
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		185	191,600
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	606,800
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		2,050	1,832,734
					8,508,717
Computers 0.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	522,294

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers (cont’d.)
Gartner, Inc., Gtd. Notes, 144A	4.500%	07/01/28		350	$341,533
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	718,339
					1,582,166
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		1,800	1,669,413
Diversified Financial Services 2.3%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,233,910
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $6,293,306; purchased 05/18/21)^(f)	7.230(c)	05/31/25(d)		6,293	5,601,043
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	337,556
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	142,597
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,561,887
Gtd. Notes, 144A	6.000	01/15/27		800	799,805
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,683,325
Gtd. Notes	4.000	09/15/30		750	674,160

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		1,800	1,692,468
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	806,456
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.625% (Cap N/A, Floor 4.625%)	7.648(c)	11/15/27	EUR	1,225	1,278,078
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	3,250	4,099,277

Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,234,565
					26,145,127

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric 3.8%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750%	02/02/27		1,510	$1,501,031
Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,895	1,883,744
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	648,258
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,644,653
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,113,480
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,909,702

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	269,585
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,469,739
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes	4.900	11/20/26		537	519,907
Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,142,441
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		865	863,382
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		1,155	1,155,000
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	320,440
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,304	2,412,726

Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A	4.375	06/18/26(d)		2,000	1,184,780
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		972	930,810
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,106
Gtd. Notes, 144A	3.375	02/15/29		200	183,209
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,141,970
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,314,341
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,251,858
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	249,306

Pacific Gas & Electric Co., Sr. Sec’d. Notes(a)	3.250	06/01/31		1,650	1,488,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	998,932
PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		296	290,789

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Puget Energy, Inc., Sr. Sec’d. Notes	4.100%	06/15/30	4,130	$3,918,009
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	875	883,723
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	3,125	3,216,740
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	225	214,835
Gtd. Notes, 144A	5.000	07/31/27	405	401,253
Sr. Sec’d. Notes, 144A	3.700	01/30/27	3,105	3,029,184
				42,777,523
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	205	210,155
Gtd. Notes, 144A	6.625	03/15/32	160	164,872
Gtd. Notes, 144A	7.250	06/15/28	975	998,354
				1,373,381
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	665	594,121
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	2,330	2,201,174
Sr. Sec’d. Notes, 144A	5.500	10/31/46	938	771,505
Sr. Sec’d. Notes, 144A	5.500	07/31/47	6,142	5,067,150

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	1,050	946,699
				8,986,528
Entertainment 0.8%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29	1,775	1,676,829
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	2,175	2,173,761

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, PIK 11.000%^	11.000%	12/31/28	EUR	63	$67,561
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	326,625
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	341,585
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,089,003
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		1,375	940,289
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52		810	651,921
					9,267,574
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		210	217,875
Foods 1.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	184,646
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,764,692

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		900	859,609
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $1,847,854; purchased 05/02/24)(f)	8.125	05/14/30	GBP	1,480	1,827,727
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A (original cost $4,845,750; purchased 02/10/21)(f)	4.000	02/16/27	GBP	3,500	4,185,024
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31		150	134,642
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	418,304
Gtd. Notes, 144A	4.375	01/31/32		725	664,938

Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	2,525	2,750,104

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes	4.250%	04/15/31	2,000	$1,868,525
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32	315	319,142
				14,977,353
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32	1,615	1,647,623
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	295	284,043
Sr. Unsec’d. Notes	5.875	08/20/26	496	487,572
				771,615
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	975	914,367
Healthcare-Services 0.8%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	88,443
Gtd. Notes, 144A	4.625	06/01/30	2,500	2,342,250
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	175	174,937
Gtd. Notes	5.875	02/15/26	200	201,567
Gtd. Notes	7.500	11/06/33	2,000	2,244,199
Gtd. Notes, MTN	7.750	07/15/36	1,500	1,721,848

LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27	50	48,446
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	325	307,006
Sr. Sec’d. Notes	4.375	01/15/30	875	820,154
Sr. Sec’d. Notes	4.625	06/15/28	825	801,034
				8,749,884

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	675	$631,149
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	765,030
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	124,128
Gtd. Notes	7.250	10/15/29	3,233	3,299,702
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,238,875
Gtd. Notes, 144A	6.250	09/15/27	275	273,636
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,134,000
KB Home,
Gtd. Notes	4.000	06/15/31	615	558,307
Gtd. Notes	6.875	06/15/27	941	969,691

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	800	785,593
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,351,563
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,869,687
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	404,394
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	580	566,502
				15,972,257
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	1,475	1,369,424
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	145	147,478
Sr. Unsec’d. Notes	6.625	05/15/32	75	76,321
				223,799

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	$70,188
Internet 0.3%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,265	2,052,657
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000	11/15/27	EUR	1,000	1,040,032
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	519,028
					3,611,717
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	982,537
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		245	246,748
Gtd. Notes, 144A	7.375	05/01/33		160	162,897

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		450	470,286
					1,862,468
Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	6.000	05/01/29		150	150,060
Sr. Sec’d. Notes, 144A	4.000	08/01/28		100	95,500

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		875	936,250
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26		350	348,971
Sr. Sec’d. Notes, 144A	5.875	02/15/27		500	498,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26		950	947,625
Sr. Unsec’d. Notes, 144A	5.500	04/01/28		25	24,993

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27	350	$346,500
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,500	1,475,625
				4,824,274
Lodging 0.7%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,020	990,318
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	255	239,121
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30	920	913,506
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,087,775
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	1,500	1,459,172
Gtd. Notes	5.500	04/15/27	250	249,952

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,600	1,583,500
				7,523,344
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	125	130,541
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	966,531
				1,097,072
Media 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	1,350	1,314,169
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45	50	49,254

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A (original cost $1,480,000; purchased 08/03/20)(f)	3.375%	02/15/31		1,480	$1,074,044
Gtd. Notes, 144A (original cost $127,500; purchased 06/07/24)(f)	4.125	12/01/30		200	150,549
Gtd. Notes, 144A (original cost $169,313; purchased 06/06/24)(f)	5.375	02/01/28		225	194,950
Gtd. Notes, 144A (original cost $312,500; purchased 06/03/24)(f)	5.500	04/15/27		400	361,297
Sr. Unsec’d. Notes, 144A (original cost $490,438; purchased 08/03/20)(f)	4.625	12/01/30		475	268,813
Sr. Unsec’d. Notes, 144A (original cost $4,060,000; purchased 09/27/21)(f)	5.750	01/15/30		4,000	2,409,770
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27(d)		5,940	34,075
Sec’d. Notes, 144A (original cost $997,283; purchased 02/19/20)(f)	5.375	08/15/26(d)		1,000	5,945
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		225	148,813
Gtd. Notes	7.375	07/01/28		500	377,624
Gtd. Notes	7.750	07/01/26		4,570	3,914,373

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	556,908
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,868,131
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	638,312
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	2,871,665
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	590,894
					16,829,586
Mining 0.9%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		1,405	1,294,356
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		300	298,632

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), (cont’d.)
Sec’d. Notes, 144A	9.375%	03/01/29	210	$224,112

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	820	815,900
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	500	507,018
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,710	1,788,019
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	1,500	1,444,862
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	5,000	4,293,181
				10,666,080
Oil & Gas 2.7%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31	150	140,661
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	2,950	295
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	1,004	1,207,018
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	280	280,419
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	825	844,838

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	638	631,620
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,101,451
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	1,000	985,334
Gtd. Notes, 144A	8.375	07/01/28	200	208,714
Gtd. Notes, 144A	8.625	11/01/30	200	212,477
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	470	474,398
Gtd. Notes, 144A	9.250	02/15/28	310	326,150
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	620	515,753

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia), (cont’d.)
Sr. Unsec’d. Notes	6.875%	04/29/30		1,000	$981,000
Sr. Unsec’d. Notes	7.750	02/01/32		1,940	1,903,528
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,236,205

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		562	521,550
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	547,597
Gtd. Notes	5.375	02/01/29		500	497,603
Gtd. Notes, 144A	5.500	02/01/26		475	475,094
Gtd. Notes, 144A	5.875	02/01/29		425	425,633
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.750	02/01/29		675	655,567
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31		675	644,818
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	694,744

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		950	940,500
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.309	09/30/29		149	146,419
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		650	669,547
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	900,037
Gtd. Notes, EMTN	6.250	12/14/26	GBP	925	1,194,954
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	500	519,128
Gtd. Notes	4.750	02/26/29	EUR	500	492,710
Gtd. Notes	5.350	02/12/28		144	133,373
Gtd. Notes	6.500	03/13/27		3,662	3,572,757
Gtd. Notes	6.500	01/23/29		100	94,344
Gtd. Notes	6.840	01/23/30		400	370,250
Gtd. Notes, EMTN	2.750	04/21/27	EUR	800	784,903
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	489,002
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,036	1,046,896

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000%	06/30/27	EUR	2,000	$2,227,101
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27		235	234,119
					30,328,507
Packaging & Containers 0.1%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	946,735
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		100	100,953
					1,047,688
Pharmaceuticals 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		459	408,941
Sr. Unsec’d. Notes	4.700	05/14/45		520	482,215
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,350	1,232,520
Gtd. Notes, 144A	6.125	08/01/28		575	565,890
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		650	435,500
Gtd. Notes, 144A	5.000	02/15/29		1,100	654,500
Gtd. Notes, 144A	5.250	01/30/30		1,175	669,750
Gtd. Notes, 144A	5.250	02/15/31		4,025	2,193,625
Gtd. Notes, 144A	6.250	02/15/29		1,250	800,000
Gtd. Notes, 144A	7.000	01/15/28		1,225	857,500
Gtd. Notes, 144A	9.000	12/15/25		100	98,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28		1,075	889,562

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		25	22,504
Mylan, Inc., Gtd. Notes	5.400	11/29/43		3,000	2,774,901
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		725	662,685
					12,748,093

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750%	01/15/28	2,800	$2,791,533
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,966,562
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	655,069
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,144,636
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,640
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,403,780

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.733(c)	08/16/77	200	199,335
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	800	819,973
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	22,206
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,469,094
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	218,051
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,217,286
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,040,699

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	605	627,342
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	69,594
				15,649,800
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	187,650
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,745,832
Gtd. Notes, 144A	5.375	08/01/28	920	903,732

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,950	1,849,255
				6,686,469

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.7%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050%	07/01/30	1,590	$1,518,341
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,518,195
Gtd. Notes	9.750	06/15/25	133	133,034
Sr. Unsec’d. Notes	4.750	02/15/28	1,700	1,453,571

Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	505	452,946
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	326,330
Gtd. Notes	5.000	10/15/27	450	382,139

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	525	533,355
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	338,958
Gtd. Notes, 144A	4.500	09/01/26	75	74,180
Gtd. Notes, 144A	4.625	06/15/25	440	438,168
Gtd. Notes, 144A	4.625	12/01/29	285	276,045
				7,445,262
Retail 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,350	1,225,125
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	1,880	1,847,144
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	300	319,522
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	800	878,113

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32	2,855	2,377,680
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	900	841,272
Sr. Sec’d. Notes, 144A	4.625	01/15/29	75	70,459
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	825	750,167
Gtd. Notes, 144A	3.875	10/01/31	750	661,616

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875%	06/01/29		550	$509,414
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		250	255,188
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,840,253
					11,575,953
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	650,653
Gtd. Notes	3.400	05/01/30		875	809,147
					1,459,800
Telecommunications 3.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	888,758
Sr. Unsec’d. Notes	3.800	12/01/57		781	576,335
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		139	10,379
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30		1	684
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		84	571

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		8,271	8,043,261
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		2,747	2,328,304
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	1,425	1,451,146
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,593,500
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		175	147,154
Sec’d. Notes, 144A	4.875	06/15/29		75	65,899
Sr. Sec’d. Notes, 144A	10.500	04/15/29		175	196,155

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	05/15/30		545	$597,520
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,846	3,230,146

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,403,453
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	638,640
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,653,953
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	4,900	3,775,296
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	1,094,400
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,584,016
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	622,934
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	146,173
					34,048,677
Transportation 0.2%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,925	2,049,934
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		83	82,163
					2,132,097

Total Corporate Bonds (cost $489,729,826)					450,398,469
Floating Rate and Other Loans 2.1%
Advertising 0.0%
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29		106	93,549

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.414%(c)	11/17/28		391	$380,634
Commercial Services 0.1%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.323(c)	08/12/28		422	423,507
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29		1,887	1,892,244
Cosmetics/Personal Care 0.4%
Rainbow Midco Ltd. (United Kingdom), Note Purchase Facility, 6 Month EURIBOR + 7.250%^	10.632(c)	02/22/30	EUR	4,377	4,625,158
Insurance 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	07/31/27		627	626,596
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.923(c)	08/21/28		695	697,084
					1,323,680
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28		824	807,387
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24		566	605,623
First Lien Term Loan, 1 Month SOFR + 8.000%	14.772(c)	05/25/26		21	17,674
Second Lien Term Loan	8.175	08/24/26(d)		2,332	11,662
					1,442,346

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104%(c)	04/23/30		1,866	$1,846,969
Tank Holding Corp., Term Loan, 3 Month SOFR + 6.000%	10.245(c)	03/31/28		593	584,083
					2,431,052
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27		125	123,000
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%^	7.124(c)	04/23/26		745	739,018
Retail 0.5%
EG Finco Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	9.912(c)	04/30/27	EUR	5,365	5,609,226
Telecommunications 0.4%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27		1,662	1,587,233
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29		75	76,389
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30		75	76,887

Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	7.886(c)	07/17/29	EUR	2,500	2,663,105
					4,403,614

Total Floating Rate and Other Loans (cost $25,217,125)					23,487,028

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.1%
Illinois
State of Illinois, General Obligation Unlimited, Taxable (cost $1,202,532)	5.100%	06/01/33	1,139	$1,144,200
Residential Mortgage-Backed Securities 3.4%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.666(c)	07/01/26	761	762,178
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.134(c)	09/25/31	471	471,386
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.934(c)	08/25/34	1,750	1,770,186
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.834(c)	10/25/41	1,220	1,253,460
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.984(c)	03/25/42	1,000	1,100,363
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.834(c)	03/25/42	1,000	1,040,027
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.525(c)	06/25/42	500	560,204
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.334(c)	07/25/42	500	546,875
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	8.334(c)	07/25/42	635	671,205
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.475(c)	12/25/42	300	321,140
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.234(c)	10/25/43	450	460,688

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500%	11/25/35		2,542	$292,200
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48		1,500	1,280,748
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.734(c)	12/25/50		3,240	3,493,141
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.534(c)	11/25/41		310	313,085
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.584(c)	01/25/42		390	395,405
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.134(c)	02/25/42		700	717,217
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.084(c)	05/25/42		700	733,467
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,886	2,546,400
Series 2019-137, Class IO, IO	3.000	11/20/49		3,910	605,490
Series 2019-159, Class IJ, IO	3.500	12/20/49		670	117,105

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		3,100	3,109,170
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	2.750(c)	08/04/25		2,400	2,401,418
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.992(c)	05/26/66	EUR	1,200	1,221,878
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.452(c)	01/25/48		74	72,639
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.634(c)	04/25/34		3,900	3,959,409
PMT Credit Risk Transfer Trust, Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.799(c)	09/27/28		4,052	4,064,465

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PRPM LLC, Series 2024-05, Class A1, 144A	5.689%	09/25/29		2,000	$1,983,573
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.434(c)	11/25/31		2,974	3,039,404
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1

Total Residential Mortgage-Backed Securities (cost $39,272,221)					39,303,927
Sovereign Bonds 3.4%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,212	1,205,940
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,410	1,414,230
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,601,286
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,736,520
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,836,000

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	900	838,432
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	9.650	11/21/54		1,525	1,604,300
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,086,009
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	533,122
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	138,114
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	407,965
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	262	245,029
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	939	940,193
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,399	1,395,234
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,856,011

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875%	10/17/29		1,000	$912,156
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		2,554	2,628,771

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 144A	7.950	11/19/54		2,215	2,228,844
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,126,080
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	418,622
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,639,534
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,068,496
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	856,458
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	435,891

Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34		3,130	3,259,112
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34		—(r)	—
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29		—(r)	1

Total Sovereign Bonds (cost $39,823,533)					38,412,350
U.S. Government Agency Obligations 20.5%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		1,380	1,114,967
Federal Home Loan Mortgage Corp.	2.000	01/01/51		540	436,387
Federal Home Loan Mortgage Corp.	2.500	08/01/50		5,710	4,831,950
Federal Home Loan Mortgage Corp.	2.500	08/01/50		9,501	8,039,858
Federal Home Loan Mortgage Corp.	2.500	09/01/50		11,983	10,139,498
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		12,406	10,581,842
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,810	1,522,678
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,436	1,210,887
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,969	1,664,434
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,581	2,181,072
Federal Home Loan Mortgage Corp.	2.500	11/01/51		8,140	6,822,146
Federal Home Loan Mortgage Corp.	3.000	11/01/51		373	326,845
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,657	3,196,360
Federal Home Loan Mortgage Corp.	3.000	04/01/52		2,188	1,911,631
Federal Home Loan Mortgage Corp.	3.500	03/01/52		374	341,306
Federal Home Loan Mortgage Corp.	3.500	05/01/52		8,251	7,487,423

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	06/01/52	2,008	$1,880,107
Federal Home Loan Mortgage Corp.	5.000	12/01/43	1,553	1,573,257
Federal Home Loan Mortgage Corp.	5.000	08/01/50	2,211	2,204,245
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,848	1,846,084
Federal Home Loan Mortgage Corp.	5.500	12/01/52	538	538,668
Federal Home Loan Mortgage Corp.	5.500	10/01/54	1,966	1,964,149
Federal National Mortgage Assoc.	1.500	12/01/50	2,867	2,192,204
Federal National Mortgage Assoc.	1.500	01/01/51	2,543	1,944,543
Federal National Mortgage Assoc.	1.500	03/01/51	2,762	2,110,757
Federal National Mortgage Assoc.	1.500	07/01/51	3,479	2,657,641
Federal National Mortgage Assoc.	2.000	TBA	6,000	4,811,455
Federal National Mortgage Assoc.	2.500	06/01/50	2,716	2,300,705
Federal National Mortgage Assoc.	2.500	02/01/51	1,740	1,472,369
Federal National Mortgage Assoc.	2.500	03/01/51	2,830	2,380,199
Federal National Mortgage Assoc.	2.500	07/01/51	1,642	1,381,674
Federal National Mortgage Assoc.	2.500	08/01/51	11,066	9,339,898
Federal National Mortgage Assoc.	3.000	10/01/51	1,004	879,661
Federal National Mortgage Assoc.	3.000	11/01/51	953	836,518
Federal National Mortgage Assoc.	3.000	12/01/51	10,513	9,237,125
Federal National Mortgage Assoc.	3.000	02/01/52	3,911	3,420,049
Federal National Mortgage Assoc.	3.000	02/01/52	5,356	4,703,999
Federal National Mortgage Assoc.	3.000	04/01/52	11,446	10,000,437
Federal National Mortgage Assoc.	3.500	07/01/47	2,214	2,065,235
Federal National Mortgage Assoc.	3.500	07/01/51	1,037	947,278
Federal National Mortgage Assoc.	3.500	04/01/52	4,517	4,098,115
Federal National Mortgage Assoc.	3.500	05/01/52	5,751	5,218,659
Federal National Mortgage Assoc.	3.500	06/01/52	1,203	1,095,881
Federal National Mortgage Assoc.	4.000	TBA	3,500	3,273,772
Federal National Mortgage Assoc.	4.000	05/01/52	3,369	3,157,159
Federal National Mortgage Assoc.	4.000	06/01/52	10,507	9,839,153
Federal National Mortgage Assoc.	4.500	12/01/50	3,458	3,389,474
Federal National Mortgage Assoc.	4.500	06/01/52	1,005	965,897
Federal National Mortgage Assoc.	4.500	07/01/52	848	815,253
Federal National Mortgage Assoc.	5.000	TBA	5,500	5,396,540
Federal National Mortgage Assoc.	5.000	11/01/44	570	574,330
Federal National Mortgage Assoc.	5.000	08/01/50	1,940	1,936,090
Federal National Mortgage Assoc.	5.000	10/01/50	1,812	1,806,729
Federal National Mortgage Assoc.	5.000	07/01/52	571	561,698
Federal National Mortgage Assoc.	5.000	09/01/52	1,987	1,956,137
Federal National Mortgage Assoc.	5.500	TBA	2,500	2,496,932
Federal National Mortgage Assoc.	5.500	11/01/52	3,811	3,826,209
Federal National Mortgage Assoc.	5.500	03/01/54	3,491	3,487,920

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	09/01/54	2,006	$2,004,329
Federal National Mortgage Assoc.	6.000	11/01/52	5,711	5,781,612
Government National Mortgage Assoc.	2.000	10/20/50	5,379	4,425,792
Government National Mortgage Assoc.	2.000	01/20/51	1,958	1,609,269
Government National Mortgage Assoc.	2.500	09/20/50	2,635	2,257,851
Government National Mortgage Assoc.	2.500	03/20/51	2,470	2,110,889
Government National Mortgage Assoc.	2.500	08/20/51	1,746	1,492,513
Government National Mortgage Assoc.	2.500	09/20/51	2,444	2,088,671
Government National Mortgage Assoc.	3.000	09/20/51	5,401	4,791,492
Government National Mortgage Assoc.	3.500	12/20/51	5,413	4,959,651
Government National Mortgage Assoc.	3.500	01/20/52	3,394	3,107,549
Government National Mortgage Assoc.	3.500	04/20/52	562	513,947
Government National Mortgage Assoc.	4.000	01/20/52	706	665,761
Government National Mortgage Assoc.	4.000	08/20/52	497	467,661
Government National Mortgage Assoc.	4.500	08/20/52	4,379	4,233,379
Government National Mortgage Assoc.	6.000	TBA	1,000	1,009,259
Government National Mortgage Assoc.	6.000	02/20/53	894	906,883
Government National Mortgage Assoc.	6.000	06/20/53	1,113	1,128,667
Government National Mortgage Assoc.	6.500	TBA	1,500	1,524,423

Total U.S. Government Agency Obligations (cost $234,804,321)				233,473,087
U.S. Treasury Obligations 8.3%
U.S. Treasury Bonds(h)	2.375	11/15/49	9,600	6,532,500
U.S. Treasury Bonds(h)	3.125	02/15/43	4,825	4,012,289
U.S. Treasury Bonds(k)	3.375	11/15/48	3,825	3,179,531
U.S. Treasury Notes	2.000	11/15/26	31,600	30,323,656
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	33,777,656
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	133,092
U.S. Treasury Strips Coupon(k)	1.912(s)	08/15/40	13,050	6,323,133
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	785	365,792
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	58,463
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	429,493
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	5,160	2,199,652
U.S. Treasury Strips Coupon(h)	2.341(s)	02/15/40	5,135	2,552,055
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	277,380
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	595,700
U.S. Treasury Strips Coupon	4.271(s)	11/15/41	3,440	1,559,959
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	137,763
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	56,166
U.S. Treasury Strips Coupon	4.685(s)	08/15/46	230	83,555

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.696%(s)	05/15/38	260	$141,954
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	77,490
U.S. Treasury Strips Coupon	4.754(s)	05/15/40	2,285	1,121,881
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	33,577
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	156,150
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	467,706

Total U.S. Treasury Obligations (cost $104,689,986)				94,596,593

	Shares
Common Stocks 0.5%
Chemicals 0.2%
TPC Group, Inc.*^	70,274	2,459,590
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	20,310
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)^	4,838	801,604
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	2,405	58,454
Codere Group Topco SA (Spain) (Class A2 Stock)*^	1,119	27,198
		85,652
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	11,102	1,098,654
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	116,510	292,440
Intelsat Emergence SA (Luxembourg)*	44,407	1,350,705
		1,643,145

Total Common Stocks (cost $2,132,528)		6,108,955

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Preferred Stocks 0.4%
Electronic Equipment, Instruments & Components 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,925	$3,925,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	12,312	135,432

Total Preferred Stocks (cost $3,881,370)		4,060,432
Unaffiliated Exchange-Traded Fund 0.5%
iShares Core S&P 500 ETF (cost $5,811,482)	9,835	5,950,863

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure
Codere Group Topco SA (Spain), expiring 09/30/34^ (cost $582)	15	151

Total Long-Term Investments (cost $1,189,176,839)		1,118,389,222

	Shares
Short-Term Investments 4.8%
Affiliated Mutual Funds 4.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	39,377,604	39,377,604
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $15,280,117; includes $15,216,744 of cash collateral for securities on loan)(b)(wb)	15,288,425	15,279,253

Total Affiliated Mutual Funds (cost $54,657,721)		54,656,857
Options Purchased*~ 0.0%
(cost $160,349)		134,926

Total Short-Term Investments (cost $54,818,070)		54,791,783

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $1,243,994,909)	$1,173,181,005
Options Written*~ (0.0)%
(premiums received $462,048)	(342,102)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.9% (cost $1,243,532,861)	1,172,838,903
Liabilities in excess of other assets(z) (2.9)%	(33,246,673)

Net Assets 100.0%	$1,139,592,230

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
CMS—Constant Maturity Swap
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $25,359,961 and 2.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,899,566; cash collateral of $15,216,744 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,326,882. The aggregate value of $16,113,237 is 1.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at November 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $395,331)^	401	$395,331	$—	$—
Unfunded loan commitment outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $185,553)^	188	$185,625	$72	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	TBA	01/14/25	$(2,000)	$(1,996,842)
Federal National Mortgage Assoc.	6.000%	TBA	01/14/25	(2,000)	(2,022,546)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,994,453)					$(4,019,388)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$114.00		51		5,100	$3,984
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$118.00		51		5,100	797
Total Exchange Traded (cost $11,302)								$4,781

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%		—		15,910	$140
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%		—		10,610	757
Currency Option EUR vs PLN	Call	DB	12/10/24	4.80		—	EUR	2,541	13
Currency Option EUR vs ZAR	Call	BARC	12/05/24	22.00		—	EUR	1,698	—
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25		—		3,049	11,454
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		3,406	55,867
Currency Option USD vs COP	Call	MSI	12/12/24	5,200.00		—		1,686	14
Currency Option USD vs COP	Call	MSI	12/23/24	5,300.00		—		1,698	85
Currency Option USD vs TRY	Call	GSI	12/11/24	45.00		—		1,703	98
Currency Option USD vs TRY	Call	DB	12/17/24	50.00		—		1,700	201
Currency Option USD vs TRY	Call	BOA	12/31/24	45.00		—		2,843	1,452
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		756	167
Currency Option EUR vs MXN	Put	MSI	12/31/24	19.00		—	EUR	978	13
Currency Option USD vs CLP	Put	MSI	12/19/24	850.00		—		2,555	7
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00		—		3,049	5
Currency Option USD vs CNH	Put	DB	12/20/24	6.40		—		3,040	23
Currency Option USD vs CNH	Put	MSI	12/20/24	7.10		—		3,040	1,910
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		3,406	227
Currency Option USD vs COP	Put	MSI	12/23/24	3,900.00		—		1,703	11
Currency Option USD vs MXN	Put	MSI	12/05/24	18.40		—		1,019	—
Currency Option USD vs MXN	Put	DB	12/18/24	18.00		—		850	3
Currency Option USD vs MXN	Put	MSI	12/31/24	18.50		—		1,023	84
Currency Option USD vs ZAR	Put	JPM	12/23/24	16.00		—		852	4
Total OTC Traded (cost $130,798)									$72,535

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.590%	4.24%(A)	6,875	$12,403

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	3.91%	1 Day SOFR(A)/ 4.590%	3.91%(A)	5,155	$38,497
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.41%	1 Day SOFR(A)/ 4.590%	4.41%(A)	5,155	6,710
Total OTC Swaptions (cost $18,249)								$57,610
Total Options Purchased (cost $160,349)								$134,926
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$116.00		102		10,200	$(3,188)
(premiums received $6,230)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—		15,910	$(1)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—		10,610	(56)
Currency Option EUR vs PLN	Call	DB	12/10/24	4.31	—	EUR	2,541	(7,094)
Currency Option EUR vs ZAR	Call	BARC	12/05/24	19.15	—	EUR	1,698	(5,542)
Currency Option USD vs CNH	Call	DB	12/20/24	7.25	—		3,049	(11,454)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—		3,406	(20,266)
Currency Option USD vs COP	Call	MSI	12/12/24	4,300.00	—		1,686	(55,551)
Currency Option USD vs COP	Call	MSI	12/23/24	4,350.00	—		1,698	(45,634)
Currency Option USD vs TRY	Call	GSI	12/11/24	35.60	—		1,703	(6,005)
Currency Option USD vs TRY	Call	DB	12/17/24	36.00	—		1,700	(8,028)
Currency Option USD vs TRY	Call	BOA	12/31/24	35.90	—		2,843	(33,610)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		756	(6,542)
Currency Option EUR vs MXN	Put	MSI	12/31/24	21.60	—	EUR	978	(15,515)
Currency Option USD vs CLP	Put	MSI	12/19/24	960.00	—		2,555	(14,109)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—		3,040	(1,910)
Currency Option USD vs CNH	Put	MSI	12/20/24	7.15	—		6,089	(6,836)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98	—		3,406	(19,558)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs COP	Put	MSI	12/23/24	4,300.00	—	1,703	$(4,430)
Currency Option USD vs MXN	Put	MSI	12/05/24	20.40	—	1,019	(9,770)
Currency Option USD vs MXN	Put	DB	12/18/24	20.00	—	850	(4,685)
Currency Option USD vs MXN	Put	MSI	12/31/24	20.30	—	1,023	(13,699)
Currency Option USD vs ZAR	Put	JPM	12/23/24	17.80	—	852	(5,329)
Total OTC Traded (premiums received $455,818)							$(295,624)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.590%	13,750	$(10,411)
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.16%	4.16%(A)	1 Day SOFR(A)/ 4.590%	10,310	(32,879)
Total OTC Swaptions (premiums received $0)								$(43,290)
Total Options Written (premiums received $462,048)								$(342,102)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43. V1(Q)	5.00%(Q)	12,060	$14,972	$(97,186)
(cost $112,158)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased (continued):
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	60,300	$(80,847)	$(18,286)
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	60,300	(11,048)	34,931
Total Centrally Cleared Swaptions (premiums received $108,540)							$(91,895)	$16,645

Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
545	2 Year U.S. Treasury Notes	Mar. 2025	$112,329,610	$248,968
1,392	5 Year U.S. Treasury Notes	Mar. 2025	149,781,372	1,099,479
519	10 Year U.S. Treasury Notes	Mar. 2025	57,706,313	723,027
500	10 Year U.S. Ultra Treasury Notes	Mar. 2025	57,398,440	884,945
				2,956,419
Short Positions:
122	3 Month CME SOFR	Dec. 2024	29,048,200	(16,448)
39	3 Month CME SOFR	Mar. 2025	9,318,319	20,160
39	3 Month CME SOFR	Jun. 2025	9,340,013	43,804
218	5 Year Euro-Bobl	Dec. 2024	27,610,024	(169,534)
48	10 Year Euro-Bund	Dec. 2024	6,836,581	(60,150)
236	20 Year U.S. Treasury Bonds	Mar. 2025	28,202,000	(758,603)
182	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	23,148,125	(693,208)
23	Euro Schatz Index	Dec. 2024	2,602,363	(10,349)
18	S&P 500 Total Return Index	Mar. 2025	5,443,403	(130,682)
				(1,775,010)
				$1,181,409

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	BNYM	BRL	47,700	$8,341,893	$7,923,363	$—	$(418,530)
Expiring 12/03/24	HSBC	BRL	9,726	1,685,000	1,615,574	—	(69,426)
Expiring 02/04/25	GSI	BRL	47,716	8,177,205	7,861,593	—	(315,612)
Expiring 02/04/25	GSI	BRL	10,390	1,769,000	1,711,900	—	(57,100)
British Pound,
Expiring 01/21/25	MSI	GBP	1,246	1,605,561	1,585,207	—	(20,354)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	779,080	844,000	799,603	—	(44,397)
Expiring 12/18/24	CITI	CLP	1,708,347	1,859,000	1,753,350	—	(105,650)
Expiring 12/18/24	CITI	CLP	812,102	849,000	833,496	—	(15,504)
Expiring 12/18/24	GSI	CLP	518,042	549,145	531,688	—	(17,457)
Chinese Renminbi,
Expiring 12/18/24	CITI	CNH	16,683	2,303,000	2,302,966	—	(34)
Expiring 12/18/24	HSBC	CNH	26,544	3,666,000	3,664,266	—	(1,734)
Expiring 12/18/24	HSBC	CNH	18,780	2,594,000	2,592,508	—	(1,492)
Expiring 12/18/24	MSI	CNH	24,055	3,324,568	3,320,673	—	(3,895)
Expiring 12/18/24	UAG	CNH	17,195	2,369,000	2,373,766	4,766	—
Colombian Peso,
Expiring 12/18/24	BOA	COP	7,609,567	1,700,120	1,711,815	11,695	—
Expiring 12/18/24	CITI	COP	8,391,575	1,928,876	1,887,731	—	(41,145)
Expiring 12/18/24	CITI	COP	2,080,405	483,516	467,999	—	(15,517)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	30,151	1,296,000	1,263,611	—	(32,389)
Euro,
Expiring 01/21/25	CITI	EUR	813	853,000	860,943	7,943	—
Expiring 01/21/25	CITI	EUR	807	853,000	854,670	1,670	—
Expiring 01/21/25	JPM	EUR	1,571	1,709,263	1,664,128	—	(45,135)
Hungarian Forint,
Expiring 01/21/25	DB	HUF	943,015	2,521,000	2,407,545	—	(113,455)
Indian Rupee,
Expiring 12/18/24	BNP	INR	73,021	866,000	862,697	—	(3,303)
Expiring 12/18/24	GSI	INR	305,008	3,636,000	3,603,470	—	(32,530)
Expiring 12/18/24	HSBC	INR	430,960	5,112,585	5,091,513	—	(21,072)
Expiring 12/18/24	HSBC	INR	218,931	2,603,000	2,586,521	—	(16,479)
Expiring 12/18/24	JPM	INR	143,305	1,699,000	1,693,051	—	(5,949)
Expiring 12/18/24	UAG	INR	300,711	3,568,000	3,552,704	—	(15,296)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	30,665,739	2,011,000	1,933,853	—	(77,147)
Expiring 12/18/24	MSI	IDR	127,086,000	8,213,351	8,014,338	—	(199,013)
Expiring 12/18/24	SCB	IDR	33,423,390	2,145,000	2,107,756	—	(37,244)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/18/24	BARC	MXN	117,889	$5,836,078	$5,789,152	$—	$(46,926)
Expiring 12/18/24	MSI	MXN	15,936	779,540	782,567	3,027	—
Expiring 12/18/24	MSI	MXN	14,657	749,929	719,750	—	(30,179)
New Taiwanese Dollar,
Expiring 12/18/24	CITI	TWD	43,387	1,345,000	1,337,080	—	(7,920)
Expiring 12/18/24	JPM	TWD	93,938	2,897,000	2,894,939	—	(2,061)
Expiring 12/18/24	JPM	TWD	89,258	2,753,000	2,750,702	—	(2,298)
Peruvian Nuevo Sol,
Expiring 12/18/24	CITI	PEN	7,589	1,993,000	2,025,166	32,166	—
Philippine Peso,
Expiring 12/18/24	CITI	PHP	63,316	1,121,627	1,079,279	—	(42,348)
Expiring 12/18/24	HSBC	PHP	261,140	4,628,915	4,451,384	—	(177,531)
Expiring 12/18/24	HSBC	PHP	147,952	2,623,373	2,521,991	—	(101,382)
Expiring 12/18/24	HSBC	PHP	120,034	2,087,000	2,046,090	—	(40,910)
Expiring 12/18/24	JPM	PHP	148,727	2,587,000	2,535,187	—	(51,813)
Expiring 12/18/24	SCB	PHP	100,135	1,706,000	1,706,903	903	—
Polish Zloty,
Expiring 01/21/25	DB	PLN	6,731	1,699,333	1,653,379	—	(45,954)
Singapore Dollar,
Expiring 12/18/24	HSBC	SGD	3,522	2,654,000	2,631,916	—	(22,084)
South African Rand,
Expiring 12/18/24	BOA	ZAR	44,475	2,509,859	2,464,205	—	(45,654)
Expiring 12/18/24	JPM	ZAR	17,492	1,001,000	969,181	—	(31,819)
Expiring 12/18/24	MSI	ZAR	32,322	1,817,000	1,790,855	—	(26,145)
Expiring 12/18/24	MSI	ZAR	14,922	849,000	826,772	—	(22,228)
Expiring 12/18/24	TD	ZAR	14,842	820,000	822,344	2,344	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	4,667,791	3,528,000	3,348,772	—	(179,228)
Expiring 12/18/24	CITI	KRW	2,490,057	1,867,000	1,786,420	—	(80,580)
Expiring 12/18/24	CITI	KRW	2,160,894	1,624,000	1,550,271	—	(73,729)
Expiring 12/18/24	HSBC	KRW	2,574,584	1,976,000	1,847,061	—	(128,939)
Thai Baht,
Expiring 12/18/24	CITI	THB	26,461	818,000	772,782	—	(45,218)
Expiring 12/18/24	GSI	THB	59,622	1,784,000	1,741,267	—	(42,733)
Expiring 12/18/24	HSBC	THB	71,467	2,138,000	2,087,187	—	(50,813)
Expiring 12/18/24	HSBC	THB	66,322	2,062,000	1,936,934	—	(125,066)
Expiring 12/18/24	JPM	THB	58,974	1,794,000	1,722,338	—	(71,662)
Expiring 12/18/24	JPM	THB	41,584	1,259,366	1,214,466	—	(44,900)
Expiring 12/18/24	SCB	THB	57,236	1,731,000	1,671,559	—	(59,441)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 12/05/24	BOA	TRY	151,969	$4,237,835	$4,353,457	$115,622	$—
Expiring 12/11/24	BARC	TRY	65,164	1,811,620	1,855,044	43,424	—
Expiring 12/12/24	CITI	TRY	38,603	1,093,087	1,097,780	4,693	—
Expiring 12/12/24	HSBC	TRY	58,252	1,632,619	1,656,528	23,909	—
Expiring 12/18/24	BARC	TRY	61,451	1,584,860	1,736,546	151,686	—
Expiring 12/18/24	BARC	TRY	46,291	1,195,109	1,308,141	113,032	—
Expiring 12/23/24	CITI	TRY	133,714	3,732,984	3,758,936	25,952	—
				$159,462,217	$156,678,629	542,832	(3,326,420)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	GSI	BRL	47,321	$8,177,182	$7,860,503	$316,679	$—
Expiring 12/03/24	MSI	BRL	10,104	1,744,000	1,678,435	65,565	—
British Pound,
Expiring 01/21/25	HSBC	GBP	22,348	29,083,969	28,432,174	651,795	—
Expiring 01/21/25	HSBC	GBP	372	482,091	472,904	9,187	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	1,275,524	1,316,016	1,309,125	6,891	—
Expiring 12/18/24	BARC	CLP	947,596	963,984	972,559	—	(8,575)
Expiring 12/18/24	BARC	CLP	865,951	914,500	888,763	25,737	—
Expiring 12/18/24	BARC	CLP	863,117	914,500	885,854	28,646	—
Expiring 12/18/24	GSI	CLP	838,487	852,000	860,576	—	(8,576)
Expiring 12/18/24	TD	CLP	1,620,009	1,777,000	1,662,685	114,315	—
Chinese Renminbi,
Expiring 12/18/24	BOA	CNH	108,398	15,291,963	14,963,899	328,064	—
Expiring 12/18/24	DB	CNH	19,369	2,679,160	2,673,813	5,347	—
Colombian Peso,
Expiring 12/18/24	BARC	COP	3,518,994	830,000	791,617	38,383	—
Expiring 12/18/24	DB	COP	4,701,224	1,099,560	1,057,566	41,994	—
Expiring 12/18/24	DB	COP	4,549,538	1,056,440	1,023,444	32,996	—
Expiring 12/18/24	GSI	COP	7,551,040	1,793,000	1,698,648	94,352	—
Expiring 12/18/24	GSI	COP	5,440,794	1,286,118	1,223,937	62,181	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	102,315	4,450,676	4,288,043	162,633	—
Expiring 01/21/25	CITI	CZK	102,315	4,416,424	4,288,043	128,381	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/21/25	UAG	CZK	48,845	$2,110,000	$2,047,082	$62,918	$—
Euro,
Expiring 01/21/25	BARC	EUR	39,471	43,338,004	41,810,536	1,527,468	—
Expiring 01/21/25	BARC	EUR	215	227,071	227,282	—	(211)
Expiring 01/21/25	CITI	EUR	3,143	3,395,000	3,329,226	65,774	—
Expiring 01/21/25	CITI	EUR	1,622	1,706,000	1,718,668	—	(12,668)
Expiring 01/21/25	CITI	EUR	518	562,108	549,162	12,946	—
Expiring 01/21/25	GSI	EUR	36,377	39,744,686	38,533,626	1,211,060	—
Expiring 01/21/25	HSBC	EUR	9,457	9,957,266	10,017,215	—	(59,949)
Expiring 01/21/25	HSBC	EUR	1,150	1,220,575	1,218,436	2,139	—
Expiring 01/21/25	JPM	EUR	1,267	1,346,965	1,342,142	4,823	—
Expiring 01/21/25	SSB	EUR	30,699	33,851,102	32,519,306	1,331,796	—
Expiring 01/21/25	UAG	EUR	500	542,555	529,640	12,915	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	731,054	1,845,000	1,866,401	—	(21,401)
Expiring 01/21/25	UAG	HUF	490,213	1,330,799	1,251,528	79,271	—
Indian Rupee,
Expiring 12/18/24	BOA	INR	291,597	3,450,000	3,445,033	4,967	—
Expiring 12/18/24	JPM	INR	232,076	2,749,000	2,741,827	7,173	—
Expiring 12/18/24	JPM	INR	143,682	1,699,000	1,697,505	1,495	—
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	40,010,124	2,508,000	2,523,131	—	(15,131)
Mexican Peso,
Expiring 12/18/24	CITI	MXN	46,782	2,252,000	2,297,337	—	(45,337)
Expiring 12/18/24	JPM	MXN	28,569	1,463,000	1,402,932	60,068	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	69,835	2,205,000	2,152,127	52,873	—
Expiring 12/18/24	CITI	TWD	223,674	6,956,121	6,893,077	63,044	—
Expiring 12/18/24	HSBC	TWD	105,763	3,302,000	3,259,354	42,646	—
Expiring 12/18/24	JPM	TWD	119,804	3,786,962	3,692,071	94,891	—
Expiring 12/18/24	JPM	TWD	83,163	2,633,000	2,562,886	70,114	—
Expiring 12/18/24	MSI	TWD	151,376	4,796,000	4,665,036	130,964	—
New Zealand Dollar,
Expiring 01/21/25	BNP	NZD	744	453,040	440,865	12,175	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	8,417	2,213,576	2,246,306	—	(32,730)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	126,292	2,137,000	2,152,775	—	(15,775)
Expiring 12/18/24	CITI	PHP	120,417	2,153,000	2,052,627	100,373	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/18/24	HSBC	PHP	72,485	$1,290,822	$1,235,573	$55,249	$—
Expiring 12/18/24	HSBC	PHP	70,528	1,255,178	1,202,225	52,953	—
Expiring 12/18/24	SCB	PHP	186,063	3,323,000	3,171,616	151,384	—
Singapore Dollar,
Expiring 12/18/24	GSI	SGD	3,596	2,740,000	2,687,565	52,435	—
Expiring 12/18/24	HSBC	SGD	3,331	2,482,000	2,489,300	—	(7,300)
Expiring 12/18/24	SCB	SGD	7,402	5,695,551	5,531,746	163,805	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	25,653	1,404,000	1,421,322	—	(17,322)
Expiring 12/18/24	BARC	ZAR	21,667	1,202,541	1,200,462	2,079	—
Expiring 12/18/24	DB	ZAR	13,447	758,100	745,048	13,052	—
Expiring 12/18/24	JPM	ZAR	29,801	1,682,000	1,651,166	30,834	—
South Korean Won,
Expiring 12/18/24	BOA	KRW	3,021,928	2,225,000	2,167,995	57,005	—
Expiring 12/18/24	BOA	KRW	2,629,981	1,949,000	1,886,804	62,196	—
Expiring 12/18/24	BOA	KRW	2,443,092	1,747,000	1,752,726	—	(5,726)
Expiring 12/18/24	BOA	KRW	2,093,678	1,565,110	1,502,050	63,060	—
Expiring 12/18/24	BOA	KRW	1,101,519	818,000	790,253	27,747	—
Expiring 12/18/24	HSBC	KRW	2,570,315	1,870,000	1,843,998	26,002	—
Expiring 12/18/24	MSI	KRW	10,909,405	8,207,343	7,826,639	380,704	—
Thai Baht,
Expiring 12/18/24	CITI	THB	102,866	2,956,000	3,004,190	—	(48,190)
Expiring 12/18/24	JPM	THB	232,833	6,957,513	6,799,877	157,636	—
Expiring 12/18/24	JPM	THB	117,098	3,492,860	3,419,843	73,017	—
Expiring 12/18/24	JPM	THB	76,241	2,189,000	2,226,604	—	(37,604)
Expiring 12/18/24	JPM	THB	60,323	1,797,403	1,761,737	35,666	—
Expiring 12/18/24	SCB	THB	59,428	1,706,000	1,735,581	—	(29,581)
Turkish Lira,
Expiring 12/05/24	BOA	TRY	98,410	2,816,934	2,819,145	—	(2,211)
Expiring 12/05/24	BOA	TRY	53,559	1,530,000	1,534,313	—	(4,313)
Expiring 12/18/24	BARC	TRY	63,551	1,722,000	1,795,887	—	(73,887)
				$330,444,768	$322,421,392	8,469,863	(446,487)
						$9,012,695	$(3,772,907)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$350,212	$2,129	$348,083	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	54,395	2,129	52,266	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(59,227)	2,129	(61,356)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	352,421	2,129	350,292	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(80,443)	3,193	(83,636)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	234,900	9,579	225,321	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	69,938	2,129	67,809	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(8,842)	2,129	(10,971)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(101,152)	5,321	(106,473)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(162,322)	9,579	(171,901)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	2,000	727,891	2,129	725,762	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(135,696)	6,386	(142,082)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	277,065	7,450	269,615	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(105,673)	8,514	(114,187)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	62,628	2,129	60,499	GSI
Republic of Peru	12/20/29	1.000%(Q)	3,000	(36,269)	3,193	(39,462)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(53,103)	3,193	(56,296)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	315,360	9,579	305,781	GSI
Republic of Turkey	12/20/29	1.000%(Q)	9,000	580,558	9,579	570,979	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(58,249)	2,129	(60,378)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	(6,657)	2,129	(8,786)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	78,790	9,579	69,211	GSI
				$2,296,525	$106,435	$2,190,090

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.568%	$(2,301,383)	$(155,551)	$(2,145,832)	GSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	3,968	*	$5,509	$(249)	$5,758	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	920	$(161,008)		$(132,658)		$(28,350)		GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(164,912)		(146,448)		(18,464)		GSI
Arab Republic of Egypt	06/20/30	1.000%(Q)	900	173,216		188,453		(15,237)		GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	920	(131,185)		(95,268)		(35,917)		GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	920	(137,177)		(106,513)		(30,664)		GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)	920	(174,505)		(158,430)		(16,075)		GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)	920	(102,822)		(110,449)		7,627		GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)	920	(176,655)		(151,978)		(24,677)		GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)	920	(177,854)		(35,553)		(142,301)		GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	$(159,574)		$(138,048)		$(21,526)		GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(165,245)		(139,717)		(25,528)		GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(167,187)		(148,144)		(19,043)		GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(144,633)		(119,621)		(25,012)		GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(176,640)		(154,980)		(21,660)		GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(163,301)		(125,285)		(38,016)		GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	6,784		3,615		3,169		GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(139,662)		(106,513)		(33,149)		GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(164,734)		(128,958)		(35,776)		GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(150,133)		(133,897)		(16,236)		GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(45,478)		(33,744)		(11,734)		BARC
Safeway, Inc.	06/20/29	5.000%(Q)		920	(168,477)		(158,430)		(10,047)		GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(167,701)		(148,144)		(19,557)		GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(156,306)		(135,554)		(20,752)		GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,850	(2,584)		(554)		(2,030)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	615	(859)		(183)		(676)		BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(180,692)		(151,124)		(29,568)		GSI
United Mexican States	12/20/24	1.000%(Q)		180	(434)		13		(447)		CITI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		920	(173,897)		(147,295)		(26,602)		GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		920	(141,767)		(103,775)		(37,992)		GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		920	(154,450)		(144,336)		(10,114)		GSI
					$(3,669,872)		$(2,963,518)		$(706,354)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		1,300	0.275%	$12,398	$9,835	$2,563	GSI
BNP Paribas SA	12/20/24	1.000%(T)	EUR	1,400	0.200%	3,643	738	2,905	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		1,300	0.233%	12,973	9,971	3,002	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.263%	195,392	144,560	50,832	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.252%	46,605	10,898	35,707	GSI
Lincoln National	12/20/29	1.000%(Q)		2,260	1.199%	(15,637)	(45,436)	29,799	BARC
Morgan Stanley	12/20/25	1.000%(Q)		1,300	0.236%	12,937	9,835	3,102	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	1.289%	330	(177)	507	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)		1,030	1.511%	(842)	(3,092)	2,250	MSI
Republic of Italy	12/20/24	1.000%(T)		2,070	0.077%	5,240	1,042	4,198	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.210%	53,390	13,762	39,628	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,850	0.065%	1,187	159	1,028	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	645	0.065%	414	74	340	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	615	0.065%	395	52	343	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	1,250	0.081%	1,341	483	858	BARC
UBS Group AG	12/20/24	1.000%(T)	EUR	1,000	0.153%	2,631	502	2,129	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	2,400	0.174%	11,476	6,344	5,132	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130	0.310%	63,857	33,377	30,480	GSI
						$407,730	$192,927	$214,803

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at November 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	18,890	$(1,571,271)		$(1,812,514)		$(241,243)
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	48,070	(1,098,213)		(1,243,073)		(144,860)
				$(2,669,484)		$(3,055,587)		$(386,103)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	$(60,427)	$45,114	$105,541
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.700%	(164,143)	748,022	912,165
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	124,739	683,999	559,260
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.700%	(75,706)	463,289	538,995
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(18,372)	90,237	108,609
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	(18,242)	81,103	99,345
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.700%	(3,911)	44,144	48,055
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.590%	—	(25,715)	(25,715)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.590%	—	2,974	2,974
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.590%	—	(2,748)	(2,748)
	132,290	05/17/25	5.113%(A)	1 Day SOFR(2)(A)/ 4.590%	—	307,495	307,495
	21,390	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.590%	1,567	(31,361)	(32,928)
	62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(187,798)	(187,798)
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(321,662)	(321,662)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.590%	2,035	(124,442)	(126,477)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.590%	(17,262)	244,877	262,139

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.590%	$10,037	$(213,157)	$(223,194)
1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.590%	748,606	693,766	(54,840)
				$528,921	$2,498,137	$1,969,216

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.180%	GSI	03/20/25	(4,346)	$205,487	$—	$205,487
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 4.840%	BOA	02/21/25	17,370	(904,505)	—	(904,505)
					$(699,018)	$—	$(699,018)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).